Loss for the Period (Tables)	6 Months Ended
Jun. 30, 2024
Profit (loss) [abstract]
Summary of Detailed Information about Loss After Charging Expenses

	For the six months ended June 30,
	2024	2023
(In thousands)
Loss for the period has been arrived at after charging:
Staff costs:
Salaries and other allowances	$4,748	$5,092
Retirement benefits scheme contributions	218	374
Share-based payment expenses	8,224	5,282
Total staff costs	13,190	10,748
Depreciation of plant and equipment	25	49
Depreciation of right-of-use assets	164	297
Amortization of intangible assets	10	11
Other expense (note i)	90	47,457

Note i: For the six months ended June 30, 2023, other expense includes those incurred in connection with the Business Combination. Refer to Note 5 – Business Combination for further information.